UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Thomas D. O'Malley, Jr.
Title:    Managing Member
Phone:    (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         February  10, 2006
---------------------------         -----------------         -----------------
(Signature)                           (City, State)                 (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
_____________                       PilotRock Investment Partners GP, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:         $194490
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
---      --------------------        ----
1        28-10619                    O'Malley, Jr., Thomas D.

                                 TITLE OF                VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED
-----------------------          --------   ---------   --------  -------   ---  ----  -------  --------  -------- --------
ADVANCE AUTO PARTS INC.          COM        00751Y106     4346     100000   SH         X         1         100000
ALTRIA GROUP INC.                COM        02209S103    14944     200000   SH         X         1         200000
AMERICAN TOWER CORP.             CL A       029912201    13550     500000   SH         X         1         500000
AUTOZONE INC.                    COM        053332102     9175     100000   SH         X         1         100000
CHESAPEAKE ENERGY CORP.          COM        165167107     3173     100000   SH         X         1         100000
CONOCOPHILLIPS                   COM        20825C104     2909      50000   SH         X         1          50000
CONSOL ENERGY INC.               COM        20854P109     1630      25000   SH         X         1          25000
CORNING INC.                     COM        219350105     1966     100000   SH         X         1         100000
CROWN CASTLE INTL CORP.          COM        228227104     4709     175000   SH         X         1         175000
CUMULUS MEDIA INC.               CL A       231082108     6826     550000   SH         X         1         550000
DADE BEHRING HOLDINGS INC.       COM        23342J206    10223     250000   SH         X         1         250000
EQUINIX INC.                     COM        29444U502     3057      75000   SH         X         1          75000
FIDELITY NATL FINL INC           COM        316326107     3679     100000   SH         X         1         100000
FIDELITY NATL TITLE  GROUP INC.  CL A       31620R105     2548     104624   SH         X         1         104624
FORDING CDN COAL TR              TR UNIT    345425102     1037      30000   SH         X         1          30000
GENTEK INC                       COM        37245X203     5439     304200   SH         X         1         304200
GEORGIA GULF CORP.               COM        373200203     1521      50000   SH         X         1          50000
HILTON HOTELS CORP.              COM        432848109     4822     200000   SH         X         1         200000
JAMES RIVER COAL CO.             COM        470355207     5730     150000   SH         X         1         150000
LIONBRIDGE TECHNOLOGIES INC.     COM        536252109     4125     587600   SH         X         1         587600
MCDERMOTT INTL INC.              COM        580037109    14498     325000   SH         X         1         325000
MURPHY OIL CORP.                 COM        626717102     5399     100000   SH         X         1         100000
NRG ENERGY INC.                  COM        629377508     9424     200000   SH         X         1         200000
PANTRY INC.                      COM        698657103     7049     150000   SH         X         1         150000
PETROHAWK ENERGY CORP.           COM        716495106     2644     200000   SH         X         1         200000
PETROQUEST ENERGY INC.           COM        716748108      828     100000   SH         X         1         100000
PIKE ELECTRIC CORP.              COM        721283109     3244     200000   SH         X         1         200000
PROCTER & GAMBLE CO.             COM        742718109     5788     100000   SH         X         1         100000
RANGE RESOURCES CORP.            COM        75281A109     2634     100000   SH         X         1         100000
RESEARCH IN MOTION LTD.          COM        760975102     2970      45000   SH         X         1          45000
RSA SECURITY INC.                COM        749719100     2238     200000   SH         X         1         200000
SARA LEE CORP.                   COM        803111103     1890     100000   SH         X         1         100000
SBA COMMUNICATIONS  CORP         COM        78388J106     4735     264500   SH         X         1         264500
TYCO INTERNATIONAL LTD.          COM        902124106     5772     200000   SH         X         1         200000
VALERO ENERGY CORP               COM        91913Y100     9278     179800   SH         X         1         179800
WALTER INDS INC                  COM        93317Q105    10690     215000   SH         X         1         215000
TOTAL                                                   194490
